Investment Objectives and Goals	Nov. 04, 2025
Virtus U.S. Small Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus U.S. Small Cap Growth ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Virtus U.S. Small Cap Growth ETF (the “Fund”) seeks long-term capital appreciation.
Virtus International Small Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus International Small Cap ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Virtus International Small Cap ETF (the “Fund”) seeks long-term capital appreciation.
Virtus Emerging Markets Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Emerging Markets Equity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Virtus Emerging Markets Equity ETF (the “Fund”) seeks long-term capital appreciation.
Virtus U.S. Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus U.S. Dividend ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Virtus U.S. Dividend ETF (the “Fund”) seeks current income,
Objective, Secondary [Text Block]	with a secondary objective of long-term capital appreciation.
Virtus International Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus International Dividend ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Virtus International Dividend ETF (the “Fund”) seeks current income,
Objective, Secondary [Text Block]	with a secondary objective of long-term capital appreciation..
Virtus Emerging Markets Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Emerging Markets Dividend ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Virtus Emerging Markets Dividend ETF (the “Fund”) seeks current income,
Objective, Secondary [Text Block]	with a secondary objective of long-term capital appreciation.